Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-3

Deal Information
1. Distribution Summary	Deal:	Capital Auto Receivables Asset Trust 2016-3

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Initial Closing Date:	9/21/2016

4. Collections and Distributions	Bloomberg Ticker:	AFIN 2016-3

5. Collateral Summary	Collection Period, Begin:	9/1/2017

	Collection Period, End:	9/30/2017

6. Charge-Off and Delinquency Rates	Determination Date:	10/16/2017

7. Credit Instruments	Distribution Date:	10/20/2017

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-3

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
							(3) + (4) = (5)			(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	13976AAA8	142,000,000.00	0.00	0.78000000	0.00	0.00	0.00	0.00	0.00	0.00
A-2a	13976AAB6	175,000,000.00	56,555,522.35	1.36000000	12,711,281.76	64,096.26	12,775,378.02	0.00	0.00	43,844,240.59
A-2b	13976AAC4	73,000,000.00	23,591,732.17	1.65611000	5,302,420.39	32,558.75	5,334,979.14	0.00	0.00	18,289,311.78
A-3	13976AAD2	200,000,000.00	200,000,000.00	1.54000000	0.00	256,666.67	256,666.67	0.00	0.00	200,000,000.00
A-4	13976AAE0	71,540,000.00	71,540,000.00	1.69000000	0.00	100,752.17	100,752.17	0.00	0.00	71,540,000.00
B	13976AAF7	23,080,000.00	23,080,000.00	1.89000000	0.00	36,351.00	36,351.00	0.00	0.00	23,080,000.00
C	13976AAG5	38,460,000.00	38,460,000.00	2.35000000	0.00	75,317.50	75,317.50	0.00	0.00	38,460,000.00
D	13976AAH3	26,920,000.00	26,920,000.00	2.65000000	0.00	59,448.33	59,448.33	0.00	0.00	26,920,000.00
Deal Totals		750,000,000.00	440,147,254.52		18,013,702.15	625,190.68	18,638,892.83	0.00	0.00	422,133,552.37

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2a	323.17441343	72.63589577	0.36626434	73.00216011	0.00000000	250.53851766
A-2b	323.17441329	72.63589575	0.44601027	73.08190603	0.00000000	250.53851753
A-3	1,000.00000000	0.00000000	1.28333335	1.28333335	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.40833338	1.40833338	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.57500000	1.57500000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.95833333	1.95833333	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.20833321	2.20833321	0.00000000	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-3

Beginning Aggregate Note Pool Factor:	586.86300603
Ending Aggregate Note Pool Factor:	562.84473649

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-3

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	9/20/2017	10/19/2017	Actual/360	N/A	N/A	0.78000000	0.78000000	0.00
A-2a	56,555,522.35	9/20/2017	10/19/2017	30/360	N/A	N/A	1.36000000	1.36000000	64,096.26
A-2b	23,591,732.17	9/20/2017	10/19/2017	Actual/360	1.23611000	0.42000000	N/A	1.65611000	32,558.75
A-3	200,000,000.00	9/20/2017	10/19/2017	30/360	N/A	N/A	1.54000000	1.54000000	256,666.67
A-4	71,540,000.00	9/20/2017	10/19/2017	30/360	N/A	N/A	1.69000000	1.69000000	100,752.17
B	23,080,000.00	9/20/2017	10/19/2017	30/360	N/A	N/A	1.89000000	1.89000000	36,351.00
C	38,460,000.00	9/20/2017	10/19/2017	30/360	N/A	N/A	2.35000000	2.35000000	75,317.50
D	26,920,000.00	9/20/2017	10/19/2017	30/360	N/A	N/A	2.65000000	2.65000000	59,448.33

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2a	0.00	64,096.26	0.00	64,096.26	0.00
A-2b	0.00	32,558.75	0.00	32,558.75	0.00
A-3	0.00	256,666.67	0.00	256,666.67	0.00
A-4	0.00	100,752.17	0.00	100,752.17	0.00
B	0.00	36,351.00	0.00	36,351.00	0.00
C	0.00	75,317.50	0.00	75,317.50	0.00
D	0.00	59,448.33	0.00	59,448.33	0.00
Deal Totals	0.00	625,190.68	0.00	625,190.68	0.00

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-3
4. Collections and Distributions

Collections
Receipts During the Period	19,088,269.91
Administrative Purchase Payments	252,067.08
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	917,514.67
Other Fees or Expenses Paid	0.00
Total Collections	20,257,851.66

Beginning Reserve Account Balance	3,846,152.94
Total Available Amount	24,104,004.60

Distributions
Total Available Amount	24,104,004.60
Basic Servicing Fee	488,534.79
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	454,073.85
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	36,351.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	75,317.50
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	59,448.33
Fourth Priority Principal Distributable Amount	0.00
To Reserve Account - Specified Reserve Account Balance	3,846,152.94
Noteholders' Regular Principal Distributable Amount	18,013,702.15
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	1,128,924.04

Supplemental Servicing Fees	99,281.88
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	45,900.00

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-3

 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	47,995	34,710	33,816
Deal Totals	Aggregate Receivables Principal Balance	769,230,588.36	468,993,401.58	450,979,699.43
	Aggregate Receivables Face Amount	769,230,588.36	468,993,401.58	450,979,699.43

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	9.68000000	9.93025436	9.94338176	68.92	69.04	69.03	54.96	45.75	45.04

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.20%	1.27%	1.14%	1.13%	1.22%	1.27%	1.31%	1.56%	1.16%	1.52%	1.45%	1.35%	1.36%	1.19%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-3

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	459,986,550.51	153	1,296,329.72	8,472.74	3.3818%	33,816	517	1.5289%
Preceding	479,046,902.57	161	1,345,772.76	8,358.84	3.3711%	34,710	424	1.2215%
Next Preceding	499,456,575.04	131	962,094.96	7,344.24	2.3115%	35,827	437	1.2198%
Third Preceding	520,969,398.43	155	1,189,075.74	7,671.46	2.7389%	Three Month Average		1.3234%
Four Month Average					2.9508%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance	Percent
	Financed	Charge-Offs		Stratification			Delinquent
Totals	769,230,588.36	12,603,029.54	1.6384%	31 - 60 days	1,642	24,977,230.39	5.5384%
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	402	5,678,074.89	1.2591%
with the prospectus for Capital Auto Receivables Asset Trust 2016-3 related to delinquencies,				91 - 120 days	114	1,458,045.66	0.3233%
charge-offs or uncollectible accounts.				> 120 days	1	578.55	0.0001%

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	517	6,824,353.18
				Current Period	82	1,164,932.55
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]	64	387,270.41
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	535	7,602,015.32
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-3

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	3,846,152.94	3,846,152.94	0.00	0.00	0.00	3,846,152.94	3,846,152.94

8. Performance Tests

Event of Default	NO
Servicer Default	NO
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target Amount Satisfied?	YES
Initial Overcollateralization	19,230,588.36
Current Overcollateralization	28,846,147.06
Overcollateralization Target	28,846,147.06

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%
61+ Delinquencies	0.05%	0.43%	0.67%	0.86%	1.00%	1.20%	1.00%	0.79%	0.98%	1.04%	1.08%	1.33%	1.26%	1.58%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	6.10%	6.10%	6.10%	6.10%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	8.10%	8.10%	8.10%	8.10%
61+ Delinquencies

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	8.10%	8.10%	8.10%	8.10%	8.10%	8.10%	8.10%	8.10%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%
61+ Delinquencies
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to CARAT 2016-3. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2016-3 will perform in the future.